Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2020	2021

Value added tax recoverable	$330	$333
Rental and utility deposit	21	35
Advance to suppliers	107	266
Prepayment	427	840
Coupon and dividend receivable	114	122
Others	753	893
	$1,752	$2,489